Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave. NW
Washington, DC 20004


May 6, 2005


VIA EDGAR

US Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:      Rydex Dynamic Funds (File Nos. 333-84797 and 811-09525)
         FILING PURSUANT TO RULE 497(J)
         ---------------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, Rydex Dynamic Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933 as amended, this letter certifying that the Prospectuses and Statement of Additional Information dated May 1, 2005, do not differ from those contained in the Trust's Post-Effective Amendment No. 10 which was filed with the Commission via EDGAR accession number 0000935069-05-001082, on May 2, 2005.

Please do no hesitate to contact me at (202) 739-5654 should you have any questions or comments concerning this filing.

Sincerely,

/s/ John M. Ford


John M. Ford

Enclosures